Discontinued Operations (Details) € in Thousands	12 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Apr. 30, 2026 EUR (€) $ / €
Discontinued Operations
Cost of sales, exclusive of depreciation and amortization	€ 1,342,312	€ 638,000	€ 456,320
The OUTNET, disposal group
Discontinued Operations
Cash consideration				€ 15,200
Closing foreign exchange rate | $ / €				1.17
Cost of sales, exclusive of depreciation and amortization	105,088	21,019
Inventory write-downs	€ 795	€ 0